Employee benefits - Plan assets by fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 799,935	$ 685,823
Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	178,983	172,969
Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	312,688	263,644
Equity securities
Defined Benefit Plan Disclosure
Fair value of plan assets	116,254	90,175
Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	87,642	69,029
Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	82,030	59,362
Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	4,490	3,630
Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	5,777	11,349
Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	74	68
Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	7,401	10,573
Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	4,596	5,024
Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	175,738	140,142
Level 1 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Equity securities
Defined Benefit Plan Disclosure
Fair value of plan assets	116,254	90,175
Level 1 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	52,083	39,394
Level 1 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	7,401	10,573
Level 1 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	522,528	467,103
Level 2 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	171,744	165,832
Level 2 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	304,958	256,657
Level 2 | Equity securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	35,559	29,635
Level 2 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	4,490	3,630
Level 2 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	5,777	11,349
Level 2 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	4,670	5,092	$ 4,758
Level 3 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	74	68
Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	4,596	5,024
Measured at NAV
Defined Benefit Plan Disclosure
Fair value of plan assets	96,999	73,486
Measured at NAV | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	7,239	7,137
Measured at NAV | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	7,730	6,987
Measured at NAV | Equity securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	82,030	59,362
Measured at NAV | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 0	$ 0